BUSINESS COMBINATIONS (Details) $ in Thousands, $ in Millions																	12 Months Ended
	Dec. 20, 2021 USD ($)	Nov. 22, 2021 USD ($) location	Nov. 01, 2021 USD ($)	Nov. 01, 2021 AUD ($)	Sep. 27, 2021 USD ($) ft²	Apr. 29, 2021 USD ($)	Apr. 19, 2021 USD ($)	Apr. 12, 2021 USD ($) employee state	Mar. 01, 2021 USD ($)	Mar. 01, 2021 AUD ($)	Dec. 28, 2020 USD ($) facility	Nov. 10, 2020 USD ($)	Oct. 01, 2020 USD ($)	Sep. 30, 2020 USD ($) location	Jul. 14, 2020 USD ($)	Mar. 13, 2020 USD ($)	Dec. 25, 2021 USD ($)
Business Acquisition
Aggregate acquisitions' net sales																	$ 1,200
Aggregate acquisitions' operating profit																	$ 50,500
Advantage | Industrial
Business Acquisition
Purchase Price	$ 20,854
Percentage of stock purchase (as a percent)	100.00%
Intangible Assets	$ 11,481
Net Tangible Assets	9,373
Acquired entity, trailing 12-months sales	$ 19,800
Ficus | All Other
Business Acquisition
Purchase Price		$ 11,155
Percentage of stock purchase (as a percent)		70.00%
Number of plant locations | location		10
Intangible Assets		$ 9,106
Net Tangible Assets		2,049
Acquired entity, trailing 12-months sales		$ 39,000
Boxpack Packaging | All Other
Business Acquisition
Purchase Price			$ 5,984
Percentage of assets purchased (as a percent)			100.00%
Intangible Assets			$ 5,681
Net Tangible Assets			$ 303
Acquired entity, trailing 12-months sales				$ 8.2
Shelter Products | Construction
Business Acquisition
Purchase Price					$ 6,443
Percentage of assets purchased (as a percent)					100.00%
Intangible Assets					$ 4,039
Net Tangible Assets					2,404
Acquired entity, prior year sales					$ 11,400
Square feet of warehouse | ft²					87,800
Endurable Building Products | Construction
Business Acquisition
Purchase Price						$ 10,129
Percentage of assets purchased (as a percent)						100.00%
Intangible Assets						$ 7,099
Net Tangible Assets						3,030
Acquired entity, prior year sales						$ 15,000
Walnut Hollow Farm, Inc. | Retail
Business Acquisition
Purchase Price							$ 8,549
Percentage of assets purchased (as a percent)							100.00%
Intangible Assets							$ 1,526
Net Tangible Assets							7,023
Acquired entity, prior year sales							$ 11,600
Spartanburg Forest Products, Inc. | Retail
Business Acquisition
Purchase Price								$ 153,462
Percentage of assets purchased (as a percent)								100.00%
Net Tangible Assets								$ 153,462
Acquired entity, prior year sales								$ 543,000
Number of Employees | employee								150
Number of states in which the entity operates | state								5
J. C. Gilmore Pty Ltd | All Other
Business Acquisition
Purchase Price									$ 4,724
Percentage of assets purchased (as a percent)									100.00%
Intangible Assets									$ 4,264
Net Tangible Assets									460
Acquired entity, prior year sales									$ 10,000	$ 15.0
PalletOne | Industrial
Business Acquisition
Purchase Price											$ 259,011
Percentage of stock purchase (as a percent)											100.00%
Intangible Assets											$ 79,917
Net Tangible Assets											179,094
Acquired entity, trailing 12-months sales											$ 698,000
Number of pallet manufacturing facilities | facility											17
Number of pressure-treating facilities | facility											5
Atlantic Prefab, Inc., Exterior Designs, LLC and Patriot Building Systems, LLC | Construction
Business Acquisition
Purchase Price												$ 21,268
Percentage of assets purchased (as a percent)												100.00%
Intangible Assets												$ 11,923
Net Tangible Assets												9,345
Acquired entity, prior year sales												$ 28,000
FRCT | Retail
Business Acquisition
Purchase Price													$ 5,936
Percentage of assets purchased (as a percent)													100.00%
Intangible Assets													$ 5,222
Net Tangible Assets													714
Acquired entity, prior year sales													$ 6,400
Enwrap | All Other
Business Acquisition
Purchase Price														$ 3,475
Percentage of assets purchased (as a percent)														50.00%
Number of plant locations | location														8
Intangible Assets														$ 7,267
Net Tangible Assets														(1,369)
Acquired entity, prior year sales														$ 14,000
T&R Lumber Company | Industrial
Business Acquisition
Purchase Price															$ 18,496
Percentage of assets purchased (as a percent)															100.00%
Intangible Assets															$ 12,458
Net Tangible Assets															6,038
Acquired entity, prior year sales															$ 31,000
Quest Design | Construction
Business Acquisition
Purchase Price																$ 22,951
Percentage of assets purchased (as a percent)																100.00%
Intangible Assets																$ 20,262
Net Tangible Assets																2,689
Acquired entity, prior year sales																$ 22,000